ALPHACENTRIC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares				Fair Value
	CLOSED END FUNDS — 31.1%
	FIXED INCOME - 31.1%
1,750	BlackRock Long-Term Municipal Advantage Trust			$ 23,818
1,900	BlackRock Municipal Income Trust			29,336
9,065	BlackRock Municipal Income Trust II			142,774
10,018	BlackRock MuniHoldings New Jersey Quality Fund			159,787
10,039	BlackRock MuniYield New Jersey Fund, Inc.			159,520
10,000	Invesco Trust for Investment Grade Municipals			140,200
10,294	Nuveen Municipal Credit Opportunities Fund			158,836
10,228	Nuveen Municipal High Income Opportunity Fund			157,409
7,090	Nuveen Quality Municipal Income Fund			113,511
13,500	Pioneer Municipal High Income Advantage Fund, Inc.			166,589
	TOTAL CLOSED END FUNDS (Cost $1,206,431)			1,251,780

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 15.4%
	FIXED INCOME - 15.4%
1,321	iShares National Muni Bond ETF			154,821
2,555	SPDR Nuveen Bloomberg Barclays High Yield			155,395
2,445	VanEck Vectors High Yield Muni ETF			155,527
6,105	VanEck Vectors Short High Yield Muni ETF			155,372
	TOTAL EXCHANGE-TRADED FUNDS (Cost $620,420)			621,115

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 40.4%
	CHARTER SCHOOLS — 2.5%
100,000	California Statewide Communities Development	7.0000	07/01/47	100,024

	CITY — 1.5%
50,000	City of Waukegan IL	4.0000	12/30/37	58,527

ALPHACENTRIC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 40.4% (Continued)
	CONTINUING CARE RETIREMENT CTR — 7.3%
25,000	Health & Educational Facilities Authority of the	5.0000	02/01/46	$ 28,243
10,000	Illinois Finance Authority	4.0000	05/15/35	10,780
50,000	Illinois Finance Authority	5.0000	05/15/56	58,482
25,000	Palm Beach County Health Facilities Authority	5.0000	05/15/47	28,376
25,000	South Carolina Jobs-Economic Development Authority	5.0000	11/15/54	28,186
50,000	Tempe Industrial Development Authority	6.1250	10/01/47	55,035
80,000	Wisconsin Health & Educational Facilities	4.0000	07/01/48	84,998
				294,100
	EDUCATION LEASE — 2.9%
100,000	Hammond Multi-School Building Corporation	4.0000	01/15/29	117,476

	ELECTRICITY AND PUBLIC POWER — 3.3%
25,000	Puerto Rico Electric Power Authority	5.2500	07/01/30	26,979
100,000	Puerto Rico Electric Power Authority	5.2500	07/01/32	107,937
				134,916
	GOVERNMENT LEASE — 2.2%
50,000	Community College District of Central Southwest	4.0000	03/01/38	57,353
25,000	Lodi Public Financing Authority	4.0000	06/01/39	29,949
				87,302
	HIGHER EDUCATION — 5.6%
100,000	Kentucky Bond Development Corporation	4.0000	06/01/51	117,636
100,000	Michigan Finance Authority	5.0000	05/01/46	109,036
				226,672
	NURSING & ASSISTED LIVING — 0.3%
25,000	Capital Trust Agency, Inc.	5.0000	07/01/53	10,254

	PORTS & MARINAS — 0.7%
25,000	Port Authority of New York & New Jersey	4.0000	07/15/50	29,300

	PRIVATE SCHOOLS — 2.6%
100,000	City of Shawnee KS	5.0000	08/01/56	106,110

	SALES TAX — 2.5%
100,000	City of Goddard KS	3.5000	06/01/34	100,059

ALPHACENTRIC MUNICIPAL OPPORTUNITIES FUND (MUNAX, MUNCX, MUNIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	STATE — 0.7%
25,000	Commonwealth of Puerto Rico	5.5000	07/01/29	$ 27,314

	STUDENT HOUSING — 2.9%
100,000	Hastings Campus Housing Finance Authority	5.0000	07/01/45	118,613

	TOBACCO — 0.6%
25,000	New York Counties Tobacco Trust VI	3.7500	06/01/45	25,597

	TOLL ROADS, BRIDGES & TUNNELS — 4.0%
55,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/33	60,022
50,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	54,514
40,000	Puerto Rico Highway & Transportation Authority	5.2500	07/01/36	43,604
				158,140
	WATER AND SEWER — 0.8%
25,000	Clark Regional Wastewater District	5.0000	12/01/40	31,939

	TOTAL MUNICIPAL BONDS (Cost $1,627,093)			1,626,343

	TOTAL INVESTMENTS - 86.9% (Cost $3,453,944)			$ 3,499,238
	OTHER ASSETS IN EXCESS OF LIABILITIES - 13.1%			529,011
	NET ASSETS - 100.0%			$ 4,028,249

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(a)	Unrealized Depreciation
9	CBOT 10 Year US Treasury Note	09/21/2021	$ 1,192,500	$ (5,860)
	TOTAL FUTURES CONTRACTS

CREDIT DEFAULT SWAPS
Counterparty	Index	Buy/Sell Protection	Fixed Rate Received	Implied Credit Spread	Frequency of Payments	Expiration Date	Notional Amount	Value	Premiums Paid/ (Received)	Unrealized Appreciation

Credit Suisse	Markit CDX North America Investment Grade Index	Sell	1.00%	47.75%	Quarterly	7/10/2026	$ 418,000	$ 10,594	$ 9,720	$ 874
Credit Suisse	Markit CDX North America High Yield Index	Sell	5.00%	273.36%	Quarterly	7/10/2026	418,000	42,500	37,979	4,521
		Net Unrealized Appreciation on Swap Contracts							$ 47,699	$ 5,395

ETF	- Exchange-Traded Fund
PLC	- Public Limited Company
SPDR	- Standard & Poor's Depositary Receipt
CSI	Credit Suisse

(a)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.